000 B000000 12/31/97
000 C000000 0000275039
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0.a
000 J000000 U
001 A000000 TRIFLEX FUND, INC.
001 B000000 811-2818
001 C000000 4097632767
002 A000000 ONE MOODY PLAZA
002 B000000 GALVESTON
002 C000000 TX
002 D010000 77550
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
008 B000001 A
008 C000001 801-8002
008 D010001 GALVESTON
008 D020001 TX
008 D030001 77550
010 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
010 C010001 GALVESTON
010 C020001 TX
010 C030001 77550
011 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
011 B000001 8-12745
011 C010001 GALVESTON
011 C020001 TX
011 C030001 77550
012 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
012 B000001 84-00749
012 C010001 GALVESTON
012 C020001 TX
012 C030001 77550
013 A000001 TAIT, WELLER & BAKER
013 B010001 PHILADELPHIA
013 B020001 PA
013 B030001 19103
013 B040001 2108
015 A000001 MOODY NATIONAL BANK
015 B000001 S
015 C010001 GALVESTON
015 C020001 TX
015 C030001 77550
015 E030001 X
018  000000 Y
019 A000000 Y
019 B000000   10
019 C000000 AMER NAT'L
020 A000001 OPPENHEIMER & CO., INC.
020 B000001 13-2798343
020 C000001      5
020 A000002 DONALDSON, LUFKIN & JENRETTE, INC.
020 B000002 13-2741729
020 C000002      3
020 A000003 BERNSTEIN (SANFORD C.) & CO., INC.
020 B000003 13-2625874
020 C000003      3
020 A000004 PRUDENTIAL SECURITIES, INC.
020 B000004 22-2347336
020 C000004      3
020 A000005 COWEN & COMPANY
020 B000005 13-5616116
020 C000005      2
020 A000006 MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.
020 B000006 13-5674085
020 C000006      2
020 A000007 PAINEWEBBER, INC.
020 B000007 13-2638166
020 C000007      1
020 A000008 LEHMAN BROTHERS, INC.
020 B000008 13-2618466
020 C000008      1
020 A000009 JEFFERIES & COMPANY, INC.
020 B000009 95-2622900
020 C000009      1
020 A000010 DEAN WITTER REYNOLDS, INC.
020 B000010 94-1671384
020 C000010      1
021  000000       21
022 A000001 MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.
022 B000001 13-5674085
022 C000001     15480
022 D000001     15003
022 A000002 LEHMAN BROTHERS, INC.
022 B000002 13-2618466
022 C000002      6842
022 D000002      7116
022 A000003 FIRST BOSTON CO.
022 B000003 13-5659485
022 C000003      5486
022 D000003      5882
022 A000004 FIRST CHICAGO CAPITAL MARKETS, INC.
022 B000004 36-3595942
022 C000004      4044
022 D000004      4048
022 A000005 GOLDMAN, SACHS & CO.
022 B000005 13-5108880
022 C000005      3422
022 D000005      3425
022 A000006 BANK OF AMERICA NT & SA
022 B000006 94-1687665
022 C000006      2028
022 D000006      2031
022 A000007 OPPENHEIMER & CO., INC.
022 B000007 13-2798343
022 C000007      1336
022 D000007      1810
022 A000008 DONALSON, LUFKIN & JENRETTE, INC.
022 B000008 13-2741729
022 C000008      1057
022 D000008      1384
022 A000009 BERNSTEIN (SANFORD C.) & CO., INC.
022 B000009 13-2625874
022 C000009       467
022 D000009      1212
022 A000010 ABN AMRO CHICAGO CORP.
022 B000010 13-3227945
022 C000010      1497
022 D000010         0
023 C000000      43785
023 D000000      44175
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
028 A010000       353
028 A020000         0
028 A030000         0
028 A040000       353
028 B010000       165
028 B020000         0
028 B030000         0
028 B040000       308
028 C010000       199
028 C020000       185
028 C030000         0
028 C040000       265
028 D010000       144
028 D020000         0
028 D030000         0
028 D040000       550
028 E010000       114
028 E020000         0
028 E030000         0
028 E040000       194
028 F010000        56
028 F020000      2749
028 F030000         0
028 F040000       178
028 G010000      1031
028 G020000      2934
028 G030000         0
028 G040000      1848
028 H000000       776
029  000000 Y
030 A000000     55
030 B000000  5.75
030 C000000  0.00
031 A000000      2
031 B000000      0
032  000000      0
033  000000     53
034  000000 N
035  000000      0
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 N
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.000
048 A010000   100000
048 A020000 0.750
048 B010000   100000
048 B020000 0.625
048 C010000   100000
048 C020000 0.500
048 D010000        0
048 D020000 0.400
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 Y
053 B000000 Y
053 C000000 N
054 A000000 Y
054 B000000 Y
054 C000000 Y
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 Y
054 H000000 Y
054 I000000 N
054 J000000 Y
054 K000000 N
054 L000000 Y
054 M000000 Y
054 N000000 N
054 O000000 Y
055 A000000 N
055 B000000 N
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000      100
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 N
066 D000000 N
066 E000000 Y
066 F000000 N
066 G000000 N
067  000000 Y
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 Y
070 A020000 N
070 B010000 Y
070 B020000 N
070 C010000 Y
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 Y
070 L020000 Y
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000      6553
071 B000000      8184
071 C000000     23810
071 D000000   28
072 A000000 12
072 B000000      752
072 C000000      313
072 D000000        0
072 E000000        0
072 F000000      187
072 G000000        0
072 H000000        0
072 I000000       62
072 J000000       24
072 K000000        0
072 L000000        7
072 M000000       23
072 N000000       14
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       10
072 S000000        0
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000       11
072 X000000      338
072 Y000000       24
072 Z000000      752
072AA000000     2950
072BB000000        0
072CC010000      278
072CC020000        0
072DD010000      757
072DD020000        0
072EE000000     2598
073 A010000   0.5920
073 A020000   0.0000
073 B000000   2.0636
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000     1616
074 D000000    10073
074 E000000      198
074 F000000    13800
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000      167
074 K000000        0
074 L000000        0
074 M000000       25
074 N000000    25879
074 O000000        0
074 P000000       24
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000       17
074 S000000        0
074 T000000    25838
074 U010000     1410
074 U020000        0
074 V010000    18.32
074 V020000     0.00
074 W000000   0.0000
074 X000000     1982
074 Y000000        0

075 A000000        0
075 B000000    24882
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 K000000 Y
078  000000 N
080 A000000 ICI MUTUAL INS. CO.
080 C000000     2300
081 A000000 Y
081 B000000   6
082 A000000 Y
082 B000000       25
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   BRENDA KOELEMAY
TITLE       VP/TREASURER

[DESCRIPTION]   REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS ON INTERNAL CONTROL STRUCTURE


The Board of Directors
American National Funds Group
Galveston, Texas


In planning and performing our audits of the financial statements of American National Growth Fund, American National Income Fund, and Triflex Fund for the year ended December 31, 1997, we considered their internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Funds is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that the transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1997.

This report is intended solely for the use of management and the Securities and Exchange Commission.




					TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 30, 1998

[DESCRIPTION]  SUB-ITEM 77K:  Changes in registrant's certifying accountant

Effective November 20, 1997, the Registrant's Board of Directors selected the accounting firm of Tait, Weller & Baker to serve as the Registrant's independent certified public accountants for the fiscal year ended December 31, 1997 to fill a vacancy in such position in accordance with Section 32(a)(2) of the Investment Company Act of 1940 resulting from KPMG Peat Marwick LLP's resig-nation on November 19, 1997. KPMG Peat Marwick LLP has served as the Registrant's independent certified public accountants for each of the Registrant's prior two years ended December 31, 1996. KPMG Peat Marwick LLP's reports on the financial statements of the Registrant for each of the two years in the period ended December 31, 1996 did not contain an adverse opinion or disclaimer of opinion or were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with KPMG Peat Marwick LLP on any matter of accounting principles or practices. Financial statement disclosure, or auditing scope of procedure during each of the two years in the period ended December 31, 1996 or the interim period from January 1, 1997 through the date of their resignation.

February 27, 1998

Securities and Exchange Commission
Washington, DC 20549

Ladies and Gentlemen:

We were previously principal accountants for American National Funds Group and, under the date of February 7, 1997, we reported on the financial statements of American National Funds Group as of and for the two years ended December 31, 1996. On November 19, 1997, we resigned. We have read American National Funds Group's statements as included under Sub-Item 77K of Form N-SAR dated February 27, 1998, and we agree with such statements.

Very truly yours,

KPMG PEAT MARWICK LLP

[ARTICLE] 6
[CIK] 0000275039
[NAME] TRIFLEX FUND, INC.

[PERIOD-TYPE]                   YEAR
[FISCAL-YEAR-END]                          DEC-31-1997
[PERIOD-END]                               DEC-31-1997
[INVESTMENTS-AT-COST]                       21,292,023
[INVESTMENTS-AT-VALUE]                      25,687,240
[RECEIVABLES]                                  167,044
[ASSETS-OTHER]                                  24,785
[OTHER-ITEMS-ASSETS]                               105
[TOTAL-ASSETS]                              25,879,174
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       41,102
[TOTAL-LIABILITIES]                             41,102
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    19,613,668
[SHARES-COMMON-STOCK]                        1,410,260
[SHARES-COMMON-PRIOR]                        1,295,757
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                        418,927
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     4,395,217
[NET-ASSETS]                                25,838,072
[DIVIDEND-INCOME]                              313,435
[INTEREST-INCOME]                              752,151
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 313,813
[NET-INVESTMENT-INCOME]                        751,773
[REALIZED-GAINS-CURRENT]                     2,950,385
[APPREC-INCREASE-CURRENT]                      277,845
[NET-CHANGE-FROM-OPS]                        3,980,003
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      756,610
[DISTRIBUTIONS-OF-GAINS]                     2,597,856
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         96,421
[NUMBER-OF-SHARES-REDEEMED]                    159,550
[SHARES-REINVESTED]                            177,632
[NET-CHANGE-IN-ASSETS]                       2,650,228
[ACCUMULATED-NII-PRIOR]                        340,555
[ACCUMULATED-GAINS-PRIOR]                       68,096
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          186,693
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                338,047
[AVERAGE-NET-ASSETS]                        24,882,337
[PER-SHARE-NAV-BEGIN]                            17.90
[PER-SHARE-NII]                                    .57
[PER-SHARE-GAIN-APPREC]                           2.50
[PER-SHARE-DIVIDEND]                               .59
[PER-SHARE-DISTRIBUTIONS]                         2.06
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              18.32
[EXPENSE-RATIO]                                   1.26
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                               0.0